Stock Based Compensation (Details) - Schedule of stock option activity under the Plans	12 Months Ended
Dec. 31, 2020 USD ($) $ / shares shares
Schedule Of Stock Option Activity Under The Plans [Abstract]
Number of options Outstanding | shares	2,307,640
Weighted average exercise price Outstanding | $ / shares	$ 1.70
Weighted average remaining contractual life (years) Outstanding	5 years 1 month 6 days
Aggregate intrinsic value Outstanding | $
Number of options Granted | shares	1,806,229
Weighted average exercise price Granted | $ / shares	$ 2.69
Number of options Cancelled | shares	(142,500)
Weighted average exercise price Cancelled | $ / shares	$ 1.49
Number of options Forfeited | shares	(156,710)
Weighted average exercise price Forfeited | $ / shares	$ 1.98
Number of options Outstanding | shares	3,814,659
Weighted average exercise price Outstanding | $ / shares	$ 2.17
Weighted average remaining contractual life (years) Outstanding	6 years 9 months 18 days
Aggregate intrinsic value Outstanding | $
Number of options Options vested and exercisable | shares	2,320,686
Weighted average exercise price Options vested and exercisable | $ / shares	$ 1.86
Weighted average remaining contractual life (years) Options vested and exercisable	6 years 10 months 24 days
Aggregate intrinsic value Options vested and exercisable | $